Cost of Revenues	6 Months Ended
Jun. 30, 2023
Cost of Revenues [Abstract]
COST OF REVENUES

NOTE 7 - COST OF REVENUES

	Six months ended June 30
	2023	2022
	USD in thousands

Salary and related expenses	392	-
Consultants and subcontractors	112	5
Operating costs not attributed to projects (mainly salary and related expenses)	628	878
	1,132	883